Document and Entity Information	May 23, 2017
Prospectus:
Document Type	497
Document Period End Date	May 23, 2017
Registrant Name	CG Funds Trust
Central Index Key	0001589161
Amendment Flag	false
Document Creation Date	May 23, 2017
Document Effective Date	May 23, 2017
Prospectus Date	Feb. 28, 2017
CG Core Total Return Fund | Investor Class
Prospectus:
Trading Symbol	CGBFX
CG Core Total Return Fund | Institutional Class
Prospectus:
Trading Symbol	CGBNX